RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.             RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Jilin Jinong Hi-tech Development Shares Co., Ltd. (“Jinong”)	Being long-term investment of the Company (note 10)
Shijiazhuang Liyu Technology Development Co., Ltd. (“Liyu”)	Being an equity investment of the Company prior to July 10, 2014
Henan Agriculture University	Being the non-controlling interest of Beijing Origin
Beijing Shihui Agriculture Ltd.	Being owned by close family members of the Company’s CEO
Neijiang Agriculture Institute	Being the non-controlling interest of Denong
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin

(2)	Due from related parties

	September 30,
	2014	2015
	RMB	RMB
Henan Agriculture University(note (i))	1,000	-
NeijiangAgriculture Institute(note (ii))	191	-
Beijing Shihui Agriculture Ltd.(note (iii))	1,507	-

	2,698	-

Note (i):
The balance as of September 30, 2014 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.

Note (ii):	The balance as of September 30, 2014 represented the advance from Denong to Neijiang Agriculture Institute for its research operation.

Note (iii):	The balance as of September 30, 2014 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company.

(3)	Due to related parties

	September 30,
	2014	2015
	RMB	RMB

Henan Agriculture University	-	1,000
Beijing Shihui Agriculture Ltd. (note (i))	-	29,703
Xinjiang Ginbo Seeds Center(note (ii))	10,054	10,054
Companies controlled by the Company’s directors	1,461	1,511
Ex-shareholders of State Harvest	196	16

	11,711	42,284

Note (i):	The balance as of September 30, 2015 represented the advance from Beijing Shihui Agriculture Ltd for its seed sales.

Note (ii):
The balance as of September 30, 2014 and 2015 represented the advance from Xinjiang Ginbo Seeds Center. Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2014, which is unsecured, interest-free and repayable on demand.

(4)	Transactions with related parties

(a)	Sales to

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Beijing Shihui Agriculture Ltd.	-	-	40,586

(b)	Technology usage fees charged by

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Liyu	14,665	4,838	-
Neijiang Agriculture Institute	-	500	-

	14,665	5,338	-

The above amounts related to technology usage fees paid to certain related party research centers forthe exclusive right to use certain seed technologies.

(c)	Dividend received from

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Liyu	2,700	3,000	-

(d)	Intangible assets acquired from

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Beijing Shihui Agriculture Ltd.	-	-	1,968

(e)	Assets pledge for a related party

On December 18, 2013, the Company entered into an assets pledge agreement with Beijing Shihui Agriculture Limited. Under the agreement, the short term bank loans of RMB1.0 million of Beijing Shihui was secured by the Company’s restricted cash of RMB1.32 million. The agreement terminated on December 18, 2014.